ProShares UltraShort Solana ETF Expense Example - ProShares UltraShort Solana ETF - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 217
Expense Example, with Redemption, 3 Years	$ 670